Item 1: Report to Shareholders

Reserve Investment Funds	May 31, 2006

The views and opinions in this report were current as of May 31, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Fellow Shareholders

Money market yields rose in the 12-month period ended May 31, 2006, as the Federal Reserve gradually lifted the fed funds target rate from 3.00% to 5.00%, a five-year high, over the last year. Money market securities are an attractive fixed-income investment, given that short-term interest rates are about the same as intermediate- and long-term bond yields.

Your fund returned 4.17% during our fiscal year and outperformed the Lipper Institutional Money Market Funds Average, which returned 3.68%, because of ultralow fund expenses and our favorable maturity posture. Fund returns have increased with each rate hike by the Federal Reserve, and the portfolio’s annualized seven-day simple yield at the end of May 2006 was 5.01%, well above 1.09% just two years ago.

As you know, the fund is managed to provide a stable share price of $1.00. Its goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income. The fund invests at least 95% of its total assets in prime money market instruments, that is, securities receiving a credit rating within the highest category assigned by at least two established rating agencies, or by one rating agency if the security is rated by only one, or, if unrated, deemed by T. Rowe Price to be of comparable quality. The fund’s dollar-weighted average maturity will not exceed 90 days, and it will not purchase any security with a maturity of more than 13 months.

PORTFOLIO REVIEW

For most of the last 12 months, we maintained a neutral stance for the maturity posture of the fund. Specifically, we allowed the portfolio’s weighted average maturity (WAM) to closely mirror the six-week meeting cycle of the Federal Reserve’s Open Market Committee, which sets the fed funds target rate. This allowed us to turn over all holdings in the portfolio to take advantage of the higher yields that became available as interest rates rose.

However, as the money market began to discount the end of the Fed’s tightening cycle, we became more defensive because we believed that the Fed would continue to raise short-term rates. Starting in April, we positioned the portfolio’s average maturity five to 10 days shorter than the average money fund, which we believe will help the fund perform better than its peer group average if rates keep rising.

The credit profile of the portfolio remains very high, with 100% of the securities classified as “first tier,” meaning that they carry the highest rating from at least two of the major credit rating agencies. While most of the assets are invested in commercial paper and medium-term notes, they are well diversified by issuer and industry.

OUTLOOK

With monetary policy in a neutral stance that neither helps nor hinders economic growth, further Fed rate hikes will depend on incoming economic and inflation data. The Fed expects the economy to decelerate in response to a weaker housing market, higher energy prices, and the lagged effects of rising short-term interest rates. However, with job growth still strong, inflation at the upper end of the Fed’s comfort zone, and real rates still low by historical standards, it appears that the central bank will continue to raise short-term rates. This is a plus for money market fund investors.

Because of their ability to pass through higher interest rates to shareholders, money funds should remain attractive in the near term—especially relative to bank products with an administered interest rate.

We look forward to pursuing these higher yields as they become available, but our primary concern, as always, will be to protect shareholders’ principal and preserve their liquidity.

Respectfully submitted,

James M. McDonald
Chairman of the fund’s Investment Advisory Committee

June 19, 2006

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN MONEY MARKET SECURITIES

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded—which are highly unlikely for securities backed by the full faith and credit of the U.S. government—or if interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on an FDIC-insured bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

GLOSSARY

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Fellow Shareholders

Money market yields rose in the 12-month period ended May 31, 2006, as the Federal Reserve gradually lifted the fed funds target rate from 3.00% to 5.00%, a five-year high, over the last year. Money market securities are an attractive fixed-income investment, given that short-term interest rates are about the same as intermediate- and long-term bond yields.

Your fund returned 4.00% during our fiscal year and outperformed the Lipper Institutional U.S. Treasury Money Market Funds Average, which returned 3.49%, because of ultralow fund expenses and our very short maturity posture. Fund returns have increased with each rate hike by the Federal Reserve, and the portfolio’s annualized seven-day simple yield at the end of May 2006 was 4.87%, well above 0.98% just two years ago.

As you know, the fund is managed to provide a stable share price of $1.00. It seeks to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income by investing at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government, and repurchase agreements thereon. The remainder is invested in other securities that are backed by the full faith and credit of the federal government and repurchase agreements. We will not purchase any security with a maturity of more than 13 months, and the fund’s weighted average maturity will not exceed 90 days.

PORTFOLIO REVIEW

The fund, which is managed against a peer group of portfolios that invest heavily in overnight Treasury repurchase securities (repos), typically has a weighted average maturity (WAM) that is significantly shorter than that of other types of money market funds. The portfolio’s WAM as of May 31, 2006, was 15 days; it has stayed in a range of approximately eight to 25 days over the last year.

The fund generally invests at least 85% of its assets in overnight repos that are backed by Treasury collateral; the remainder of the fund’s assets is invested in T-bills and other Treasury securities that will mature in less than one year. We deal with seven to 14 repo vendors—banks and government securities dealers—and, to provide the highest combination of credit quality and liquidity, we take delivery of the collateral to fully protect our investment.

OUTLOOK

With monetary policy in a neutral stance that neither helps nor hinders economic growth, further Fed rate hikes will depend on incoming economic and inflation data. The Fed expects the economy to decelerate in response to a weaker housing market, higher energy prices, and the lagged effects of rising short-term interest rates. However, with job growth still strong, inflation at the upper end of the Fed’s comfort zone, and real rates still low by historical standards, it appears that the Fed will continue to raise short-term rates. This is a plus for money market fund investors.

Because of their ability to pass through higher interest rates to shareholders, money funds should remain attractive in the near term—especially relative to bank products with an administered interest rate. We look forward to pursuing these higher yields as they become available, but our primary concern, as always, will be to protect shareholders’ principal and preserve their liquidity.

Respectfully submitted,

James M. McDonald
Chairman of the fund’s Investment Advisory Committee

June 19, 2006

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN MONEY MARKET SECURITIES

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded—which are highly unlikely for securities backed by the full faith and credit of the U.S. government—or if interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on an FDIC-insured bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

GLOSSARY

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Repurchase agreement (repo): A money market instrument that permits a bank or broker-dealer to sell government securities to another party, such as the Federal Reserve, and buy them back at a fixed price on a future date, usually within a week.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments †

(Amounts in 000s)

	$ Par	Value
ASSET-BACKED SECURITIES 0.3%		
Americredit Automobile Receivable Trust		
Series 2005-DA, Class A1, 4.343%, 12/6/06	571	571
Capital Auto Receivables Asset Trust, Series 2006-1, Class A1		
4.642%, 2/15/07	3,662	3,662
GreatAmerica Leasing Receivable, Series 2005-1, Class A1		
144A, 4.31%, 10/20/06	1,712	1,712
M&I Auto Loan Trust, Series 2005-1, Class A1		
4.405%, 11/20/06	5,188	5,189
Permanent Financing, Series 9-A, Class 1A, VR, 144A		
5.05%, 3/10/07	13,000	13,000
Total Asset-Backed Securities (Cost $24,134)		24,134
BANK NOTES 1.6%		
Bank of America, 5.04%, 6/29/06	40,500	40,500
Lasalle Bank, 4.10%, 7/31/06	21,000	21,000
National City Bank, VR, 4.98%, 4/4/07	7,000	7,000
World Savings Bank, 4.94%, 6/16/06	58,000	58,000
Total Bank Notes (Cost $126,500)		126,500
BANKERS' ACCEPTANCES 0.1%		
JPMorgan Chase, 5.10%, 10/20/06	6,703	6,569
Total Bankers' Acceptances (Cost $6,569)		6,569
CERTIFICATES OF DEPOSIT - DOMESTIC * 7.6%		
Bank of New York, 5.00%, 2/13/07	71,000	71,000
Citibank New York N.A., 4.825%, 6/9/06	20,000	20,000
Compass Bank, VR, 5.081%, 6/14/06	23,000	23,000
Countrywide Bank, VR, 5.111%, 3/16/07	22,500	22,500
DEPFA Bank, 5.03%, 7/5/06	47,000	47,000
Dexia Credit, 4.02%, 7/21/06	23,000	23,000
First Tennessee Bank, 4.95%, 6/19/06	22,000	22,000
Manufacturers and Traders Trust		
VR		
5.041%, 9/26/06	17,000	16,998
5.071%, 3/30/07	3,750	3,750
5.075%, 6/20/06	12,000	12,000
Mercantile Safe Deposit & Trust, VR, 5.045%, 10/23/06	34,000	33,995
Royal Bank of Scotland, 5.005%, 2/13/07	19,000	19,001

Skandinaviska Enskilda Banken, 5.04%, 6/29/06	36,000	36,000
State Street Bank & Trust, VR, 5.02%, 1/16/07	25,000	25,001
Suntrust Bank, 4.60%, 7/6/06	22,000	21,990
Wells Fargo Bank		
4.025%, 7/25/06	23,000	23,000
5.005%, 2/13/07	24,000	24,001
5.02%, 6/19/06	97,000	97,000
Wilmington Trust		
4.96%, 7/17/06	38,000	37,997
4.98%, 7/7/06	19,000	19,000
Total Certificates of Deposit - Domestic * (Cost $598,233)		598,233

CERTIFICATES OF DEPOSIT - EURODOLLAR ^ 5.8%

ABN AMRO Bank, 5.03%, 6/12/06	34,000	34,000
Australia & New Zealand Banking		
5.00%, 7/13/06	53,000	53,000
5.01%, 7/12/06	21,000	21,000
Barclays Bank		
4.05%, 7/26/06	23,000	23,000
5.035%, 7/3/06	60,000	60,000
Credit Agricole Indosuez, 4.025%, 9/11/06	74,000	74,000
HBOS Treasury Services, 4.95%, 6/23/06	67,000	67,000
KBC Bank		
4.97%, 6/30/06	5,000	5,000
5.05%, 6/29/06	43,000	43,001
Societe Generale		
4.80%, 12/5/06	23,000	23,000
5.00%, 2/12/07	23,000	23,000
5.03%, 6/12/06	25,000	25,000
Total Certificates of Deposit - Eurodollar ^ (Cost $451,001)		451,001

CERTIFICATES OF DEPOSIT - YANKEE ++ 14.9%

Abbey National Treasury Services		
5.03%, 6/26/06	60,000	60,000
5.03%, 6/29/06	24,000	24,000
ABN AMRO Bank, 5.00%, 2/7/07	24,000	24,000

Banco Bilbao Vizcaya		
5.02%, 6/8/06	12,000	12,000
5.02%, 6/12/06	49,000	49,000
5.045%, 6/29/06	24,000	24,000
Bank of Montreal (Chicago), 5.03%, 6/28/06	72,000	72,000
Barclays Bank, 4.955%, 6/19/06	37,000	37,000
BNP Paribas, 4.895%, 6/6/06	90,000	90,000
Calyon		
4.945%, 6/19/06	4,000	4,000
5.00%, 6/29/06	42,000	42,000
Canadian Imperial Bank of Commerce		
5.02%, 6/9/06	26,000	26,000
VR, 5.17%, 4/27/07	34,000	34,023
Credit Suisse First Boston		
4.00%, 7/18/06	42,000	42,000
VR, 4.99%, 3/28/07	12,000	12,002
Deutsche Bank, 4.22%, 8/15/06	71,000	71,023
Fortis Bank, 5.05%, 6/30/06	76,750	76,750
HBOS Treasury Services, 5.01%, 11/24/06	32,000	32,000
Natexis Banques Populaires		
VR		
5.03%, 6/29/06	17,000	17,000
5.05%, 8/17/06	18,000	18,000
National Bank of Canada, 4.97%, 7/7/06	48,000	48,000
Nordea Bank Finland, 4.925%, 6/30/06	18,000	18,000
Rabobank Nederland, 5.01%, 2/14/07	47,000	47,000
Royal Bank of Canada, 4.96%, 6/28/06	72,000	72,000
Royal Bank of Scotland, 4.66%, 7/13/06	94,000	94,000
Svenska Handelsbanken, 5.03%, 2/21/07	23,000	23,000
Swedbank, 4.07%, 7/28/06	20,000	20,000
Toronto-Dominion Bank		
4.01%, 8/1/06	20,000	20,000
4.92%, 6/29/06	60,000	60,000
Total Certificates of Deposit - Yankee ++ (Cost $1,168,798)		1,168,798

COMMERCIAL PAPER 23.7%		
ANZ (Delaware), 5.00%, 6/28/06	10,000	9,962
Bank of Nova Scotia, 5.00%, 6/15/06	60,000	59,883
Bear Stearns, 5.01%, 6/27/06	12,500	12,455
Brown University, 5.00%, 6/5/06	8,000	7,996
Capital One Multi-Asset Executive Trust		
5.02%, 6/5/06	5,000	4,997
5.03%, 6/14/06	21,000	20,962
5.03%, 6/19/06	22,000	21,945
CBA (Delaware) Finance		
4.96%, 6/19/06	2,010	2,005
5.00%, 6/5/06	2,000	1,999
5.00%, 6/15/06	4,050	4,042
5.00%, 6/19/06	37,400	37,306
5.00%, 6/20/06	800	798
Citigroup Funding, 5.01%, 6/9/06	100,000	99,889
DaimlerChrysler Revolving Auto		
5.01%, 6/21/06	6,400	6,382
5.04%, 6/30/06	12,472	12,421
Deutsche Bank Financial, 5.00%, 6/1/06	12,500	12,500
Dexia Delaware		
5.00%, 6/14/06	53,500	53,404
5.00%, 6/15/06	38,000	37,926
5.00%, 6/21/06	1,000	997
5.00%, 6/27/06	2,900	2,890
5.00%, 6/28./06	1,000	996
5.00%, 7/5/06	2,300	2,289
Electricite de France		
4.51%, 6/15/06	29,435	29,383
4.51%, 6/19/06	5,650	5,637
4.93%, 6/30/06	2,573	2,563
5.00%, 6/14/06	20,000	19,964
FCAR Owner Trust		
4.82%, 6/16/06	69,275	69,136
5.01%, 6/20/06	75,500	75,300

GE Capital		
5.00%, 6/23/06	116,100	115,745
5.00%, 6/29/06	1,658	1,652
HBOS Treasury Services		
4.86%, 6/15/06	1,750	1,747
4.87%, 6/15/06	1,100	1,098
5.005%, 6/29/06	11,000	10,957
HSBC Bank USA, 5.00%, 6/12/06	12,000	11,982
ING Funding (U.S.)		
5.00%, 6/19/06	1,500	1,496
5.00%, 6/22/06	15,000	14,956
K2 (USA)		
4.50%, 6/16/06	12,400	12,377
4.78%, 6/9/06	7,000	6,993
4.89%, 6/13/06	8,900	8,885
5.01%, 6/15/06	5,700	5,689
5.01%, 6/19/06	35,400	35,311
Lloyds TSB Bank, 5.00%, 6/13/06	120,000	119,800
Merrill Lynch		
5.00%, 6/6/06	21,508	21,493
5.00%, 6/22/06	49,425	49,281
Morgan Stanley Dean Witter, 5.00%, 6/9/06	59,000	58,934
National City Credit		
5.01%, 6/28/06	22,000	21,917
5.01%, 6/29/06	24,000	23,907
National Rural Utilities		
5.00%, 6/14/06	7,825	7,811
5.02%, 6/14/06	27,200	27,151
New York State Power Auth.		
4.82%, 6/14/06	1,297	1,295
5.00%, 6/5/06	4,187	4,185
5.00%, 6/8/06	10,000	9,990
5.02%, 6/7/06	650	650
5.02%, 6/14/06	7,928	7,914
5.02%, 6/15/06	13,043	13,017
5.02%, 6/22/06	7,400	7,378

Nordea North America		
4.94%, 6/1/06	1,500	1,500
5.00%, 6/1/06	2,300	2,300
5.00%, 6/2/06	4,100	4,099
5.00%, 6/27/06	2,000	1,993
5.01%, 6/2/06	1,200	1,200
5.03%, 7/6/06	3,300	3,284
Oesterreichische Kontrollbank		
4.50%, 6/21/06	50,000	49,875
5.00%, 6/26/06	39,250	39,114
PNC Bank		
5.00%, 6/16/06	30,000	29,937
5.00%, 6/22/06	27,600	27,520
Prudential Funding, 5.00%, 6/19/06	5,000	4,987
Rabobank USA Financial, 5.00%, 6/14/06	1,600	1,597
San Paolo Financial		
5.00%, 6/30/06	5,000	4,980
5.02%, 6/16/06	1,500	1,497
Societe Generale North America, 5.00%, 6/29/06	13,250	13,198
Stanford University		
5.00%, 6/13/06	10,500	10,483
5.04%, 7/6/06	24,000	23,882
5.07%, 7/11/06	1,700	1,690
State of Mississippi, 5.20%, 8/1/06	6,500	6,443
Svenska Handelsbanken, 5.00%, 6/5/06	10,125	10,119
Swedbank		
5.00%, 6/8/06	16,500	16,484
5.00%, 6/15/06	1,450	1,447
Toyota Credit Puerto Rico, 5.00%, 6/26/06	35,000	34,878
Toyota Motor Credit		
5.00%, 6/20/06	35,000	34,908
5.00%, 6/29/06	50,000	49,805
UBS Finance		
5.00%, 6/23/06	43,000	42,869
5.00%, 6/29/06	61,000	60,762

5.005%, 6/29/06	1,900	1,893
5.01%, 6/29/06	1,900	1,893
Westpac Banking, 144A		
4.75%, 6/7/06	17,500	17,486
4.765%, 6/8/06	63,000	62,942
5.00%, 7/6/06	4,400	4,379
5.01%, 6/9/06	1,500	1,498
Whistlejacket Capital, 144A		
4.79%, 6/13/06	4,200	4,193
4.82%, 6/12/06	11,000	10,984
4.85%, 6/15/06	9,905	9,886
4.93%, 6/2/06	2,500	2,500
5.01%, 6/9/06	3,750	3,746
Yale University		
5.00%, 6/1/06	8,800	8,800
5.02%, 7/6/06	34,500	34,332
Total Commercial Paper (Cost $1,865,021)		1,865,021
COMMERCIAL PAPER - 4(2) 32.1%		
Alliance & Leicester		
4.82%, 6/5/06	14,000	13,993
4.90%, 6/15/06	1,000	998
5.03%, 7/6/06	2,000	1,990
Allied Irish Bank		
5.00%, 6/12/06	36,700	36,644
5.025%, 6/30/06	42,000	41,830
Alpine Securitization		
5.00%, 6/6/06	20,000	19,986
5.00%, 6/7/06	50,000	49,958
5.01%, 6/12/06	40,000	39,939
ASB Bank, 144A		
4.85%, 6/30/06	5,500	5,478
5.00%, 6/22/06	7,000	6,980
5.00%, 7/10/06	1,100	1,094
5.02%, 6/23/06	14,680	14,635
Atlantic Asset Securitization		
5.01%, 6/1/06	7,361	7,361

5.01%, 6/12/06	22,885	22,850
5.01%, 6/16/06	7,229	7,214
5.02%, 6/26/06	11,300	11,261
5.055%, 7/11/06	1,000	994
Bank of Ireland		
4.755%, 6/8/06	23,500	23,478
5.01%, 6/19/06	14,000	13,965
BASF, 5.00%, 6/29/06	60,000	59,767
Cafco		
4.97%, 6/16/06	21,435	21,390
5.01%, 6/14/06	25,000	24,955
5.02%, 6/28/06	50,000	49,812
Cargill Asia Pacific TSY, 5.00%, 6/26/06	14,000	13,951
Ciesco		
4.905%, 6/6/06	83,000	82,944
5.01%, 6/20/06	1,789	1,784
Citibank Credit Card Issuance Trust		
5.01%, 6/5/06	7,000	6,996
5.01%, 6/22/06	9,800	9,771
CRC Funding		
4.93%, 6/13/06	49,000	48,920
4.95%, 6/16/06	25,000	24,948
5.00%, 6/20/06	8,216	8,194
5.01%, 6/22/06	5,976	5,959
5.01%, 6/26/06	5,875	5,854
5.01%, 6/28/06	50,655	50,465
Danske		
4.81%, 6/1/06	1,100	1,100
4.86%, 6/26/06	1,225	1,221
5.00%, 6/12/06	50,000	49,924
5.00%, 6/26/06	10,800	10,762
DEPFA Bank, 5.01%, 6/29/06	25,000	24,903
E.W. Scripps, 5.00%, 6/22/06	6,500	6,481
Fairway Finance		
5.00%, 6/12/06	3,600	3,595
5.00%, 6/19/06	6,700	6,683

5.01%, 6/12/06	22,300	22,265
5.01%, 6/20/06	50,000	49,868
Falcon Asset Securitization		
5.00%, 6/7/06	34,000	33,972
5.01%, 6/15/06	8,357	8,341
5.02%, 6/28/06	43,664	43,499
Ford Credit Floorplan Master Owner Trust, 4.75%, 6/2/06	11,600	11,598
Gannett, 5.00%, 6/5/06	4,100	4,098
Grampian Funding		
5.00%, 6/23/06	25,000	24,924
5.01%, 6/13/06	2,775	2,770
IXIS Commercial Paper, 144A		
5.00%, 6/2/06	2,000	2,000
5.00%, 6/5/06	3,100	3,098
5.00%, 6/22/06	48,000	47,860
KBC Financial Products International, 5.00%, 6/9/06	12,000	11,987
Kitty Hawk Funding		
5.01%, 6/15/06	50,000	49,902
5.01%, 6/19/06	5,600	5,586
5.01%, 6/22/06	3,607	3,597
5.02%, 6/15/06	40,900	40,820
MassMutual Funding, 4.95%, 6/2/06	2,300	2,300
MBNA Master Credit Card Trust II		
4.88%, 6/7/06	9,100	9,093
4.89%, 6/13/06	14,500	14,477
4.89%, 6/28/06	4,000	3,985
4.90%, 6/7/06	25,374	25,353
4.98%, 6/12/06	23,813	23,777
5.03%, 6/19/06	23,176	23,118
5.03%, 6/27/06	44,300	44,139
5.10%, 7/19/06	7,958	7,904
5.10%, 7/20/06	13,500	13,406
5.258%, 7/11/06	3,000	2,982
Metlife, 5.00%, 6/19/06	33,750	33,666
Nationwide Building Society, 144A		
4.86%, 6/23/06	15,000	14,956

4.96%, 6/23/06	9,200	9,172
5.01%, 6/13/06	1,000	998
New York Life Capital, 5.00%, 6/19/06	3,541	3,532
Northern Rock, 144A		
4.80%, 6/6/06	4,750	4,747
4.83%, 6/6/06	2,250	2,248
Old Line Funding		
4.98%, 6/7/06	1,663	1,662
5.00%, 6/1/06	2,360	2,360
5.01%, 6/15/06	4,700	4,691
5.01%, 6/19/06	36,353	36,262
5.04%, 7/5/06	50,000	49,762
5.05%, 7/6/06	11,691	11,633
Park Avenue Receivables		
5.00%, 6/8/06	5,400	5,395
5.01%, 6/13/06	3,000	2,995
5.01%, 6/14/06	45,414	45,332
5.01%, 6/15/06	4,000	3,992
5.01%, 6/16/06	70,427	70,280
Preferred Receivables Funding		
5.00%, 6/7/06	7,227	7,221
5.01%, 6/16/06	43,170	43,080
5.01%, 6/20/06	55,800	55,652
Prudential Financial, 144A, 5.00%, 6/21/06	36,000	35,900
Ranger Funding		
4.94%, 6/5/06	5,325	5,322
5.01%, 6/15/06	4,236	4,228
5.01%, 6/26/06	36,816	36,688
5.01%, 6/27/06	7,938	7,909
5.01%, 6/28/06	48,317	48,135
Sheffield Receivables		
5.00%, 6/12/06	46,500	46,429
5.00%, 6/16/06	1,420	1,417
5.01%, 6/15/06	49,000	48,905
5.01%, 6/16/06	7,650	7,634
5.01%, 6/29/06	35,916	35,776

Sigma Finance		
4.51%, 7/6/06	1,200	1,195
4.51%, 6/29/06	25,000	24,912
Solitaire Funding, 144A		
4.92%, 6/7/06	12,782	12,771
5.00%, 7/5/06	3,200	3,185
5.01%, 6/13/06	3,775	3,769
Southern Company		
5.00%, 6/9/06	28,500	28,468
5.00%, 6/13/06	2,950	2,945
5.00%, 6/14/06	5,000	4,991
Sysco, 5.00%, 6/29/06	50,000	49,806
Total Fina Elf Capital		
5.00%, 6/5/06	3,811	3,809
5.00%, 6/30/06	55,000	54,778
United Healthcare, 144A, 5.02%, 7/5/06	31,500	31,351
Variable Funding Capital		
5.01%, 6/22/06	20,000	19,942
5.01%, 6/27/06	102,000	101,631
Westpac Trust, 144A, 4.85%, 6/8/06	1,800	1,798
Yorktown Capital		
5.01%, 6/20/06	110,431	110,139
5.01%, 6/22/06	4,000	3,988
Total Commercial Paper - 4(2) (Cost $2,525,203)		2,525,203
FUNDING AGREEMENTS 1.9%		
Genworth Life Insurance, VR, 5.145%, 1/12/07 ‡	50,000	50,000
ING Annuity & Life Insurance		
5.131%, 6/19/06 ‡	40,000	40,000
5.141%, 6/30/06 ‡	20,000	20,000
Transamerica Occidential Life Insurance, VR, 5.17%, 7/2/07 ‡	40,000	40,000
Total Funding Agreements (Cost $150,000)		150,000
MEDIUM-TERM NOTES 8.6%		
American Express Credit, VR, 5.08%, 6/12/07	48,000	48,014

American Honda Finance		
VR		
4.98%, 3/8/07	17,125	17,142
5.15%, 4/13/07	1,150	1,151
5.198%, 7/11/06	3,000	3,001
5.208%, 1/16/07	5,000	5,005
5.229%, 11/22/06	4,800	4,801
5.319%, 2/20/07	1,800	1,802
Bear Stearns, VR, 5.091%, 6/15/07	23,500	23,502
BNP Paribas, 144A, VR, 5.143%, 6/19/07	60,000	60,000
GE Capital		
VR		
5.175%, 6/8/07	15,000	15,000
5.181%, 6/15/07	5,000	5,000
Goldman Sachs, VR, 5.072%, 6/4/07	57,000	57,000
HSBC Finance, VR, 5.26%, 2/28/07	23,500	23,510
Irish Life and Permanent, VR, 144A, 5.081%, 6/22/07	56,000	56,000
K2 (USA)		
144A, 5.00%, 2/6/07	18,500	18,500
144A, VR, 5.041%, 3/26/07	8,000	8,000
VR, 5.041%, 5/25/07	24,000	23,997
Lehman Brothers Holdings, VR, 5.197%, 6/26/07	45,000	45,000
Links Finance, VR, 5.041%, 5/21/07	48,000	47,995
Merrill Lynch		
VR		
4.94%, 6/15/07	9,600	9,605
5.055%, 3/19/07	7,600	7,608
5.121%, 6/15/07	2,400	2,402
5.13%, 9/18/06	5,700	5,703
5.207%, 4/26/07	3,900	3,904
5.345%, 2/27/07	7,300	7,308
Nationwide Building Society, VR, 144A, 5.099%, 7/6/07	35,000	35,000
Sigma Finance		
4.01%, 7/21/06	42,000	42,000
VR, 5.081%, 4/20/07	12,000	12,003
SLM, VR, 144A, 5.08%, 6/12/07	55,000	55,000

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (T. Rowe Price Reserve Fund) and T. Rowe Price Government Reserve Investment Fund (T. Rowe Price Government Reserve Fund) are two portfolios (collectively, the T. Rowe Price Reserve Investment Funds) established by the corporation and both commenced operations on August 25, 1997.

The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Credits The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Other Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2006 were characterized as ordinary income for tax purposes and totaled $328,612,000 for the T. Rowe Price Reserve Fund and $44,084,000 for the T. Rowe Price Government Reserve Fund. At May 31, 2006, the tax-basis components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of May 31, 2006, the T. Rowe Price Reserve Fund had $36,000 of capital loss carryforwards that expire in fiscal 2013 and $13,000 that expire in fiscal 2014. As of May 31, 2006, the T. Rowe Price Government Reserve Fund had $14,000 of capital loss carryforwards that expire in fiscal 2013.

At May 31, 2006, the cost of investments for federal income tax purposes was $7,808,401,000 for the T. Rowe Price Reserve Fund and $1,068,509 for the T. Rowe Price Government Reserve Fund.

NOTE 4 - RELATED PARTIES

Price Associates is a wholly owned subsidiary of T. Rowe Price Group and is the investment manager for the T. Rowe Price Reserve and T. Rowe Price Government Reserve Funds. Price Associates or T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, also provides investment management services to all shareholders of the T. Rowe Price Reserve Investment Funds. The T. Rowe Price Reserve Investment Funds pay no management fees; however, Price Associates or Price International receives management fees from the mutual funds and other accounts invested in the T. Rowe Price Reserve and T. Rowe Price Government Reserve Funds. Certain officers and directors of the T. Rowe Price Reserve and T. Rowe Price Government Reserve Funds are also officers and directors of Price Associates and its subsidiaries, and of those invested in the T. Rowe Price Reserve Investment Funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the T. Rowe Price Reserve Investment Funds. For the year ended May 31, 2006, expenses incurred by the T. Rowe Price Reserve Fund pursuant to these service agreements were $84,000 for Price Associates. For the year ended May 31, 2006, expenses incurred by the T. Rowe Price Government Reserve Fund pursuant to these service agreements were $64,000 for Price Associates. The amounts payable at period end pursuant to these agreements are included in Due to Affiliates in the accompanying financial statements.

NOTE 5 - INTERFUND LENDING

Pursuant to the T. Rowe Price Reserve Fund’s prospectus, the fund may lend up to 33 1/3% of its total assets. The T. Rowe Price Reserve Fund is party to an interfund borrowing agreement between itself and other T. Rowe Price-sponsored mutual funds, which permits it to lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended May 31, 2006, the T. Rowe Price Reserve Fund made loans to other funds on 59 days, in the average amount of $16,532,000, and at an average annual rate of 4.671%. The fund earned $125,000 on interfund loans during the year ended May 31, 2006, which is included in interest income in the accompanying statement of operations. At May 31, 2006, the T. Rowe Price Reserve Fund had loans outstanding to other T. Rowe Price-sponsored mutual funds in the amount of $3,900,000, at an annual rate of 5.182%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Reserve Investment Funds, Inc. and Shareholders of T. Rowe Price Government Reserve Investment Fund and T. Rowe Price Reserve Investment Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Government Reserve Investment Fund and T. Rowe Price Reserve Investment Fund (two of the Portfolios comprising T. Rowe Price Reserve Investment Funds, Inc., hereafter referred to as the “Fund”) at May 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 12, 2006

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 8, 2006, the T. Rowe Price Reserve Investment Fund’s Board of Directors unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Manager does not receive fees from the fund. Accordingly, the Board did not review information relating to the revenues received by the Manager under the Contract. The Board did review information regarding other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that the use of soft dollars as a means of paying for third-party, non-broker research had been eliminated. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds and concluded that the Manager’s profits were reasonable. Because the Manager does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager.

Expenses
The Board reviewed the fund’s operating expenses and total expense ratio and compared them with expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s expense ratio was generally below the median of comparable funds.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 8, 2006, the T. Rowe Price Government Reserve Investment Fund’s Board of Directors unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Manager does not receive fees from the fund. Accordingly, the Board did not review information relating to the revenues received by the Manager under the Contract. The Board did review information regarding other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that the use of soft dollars as a means of paying for third-party, non-broker research had been eliminated. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds and concluded that the Manager’s profits were reasonable. Because the Manager does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager.

Expenses
The Board reviewed the fund’s operating expenses and total expense ratio and compared them with expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s expense ratio was generally below the median of comparable funds.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract.

ABOUT THE FUNDS’ DIRECTORS AND OFFICERS

Your funds are governed by a Board of Directors that meets regularly to review performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business matters, and is responsible for protecting the interests of shareholders. At least 75% of the funds’ directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); “inside” directors are officers of T. Rowe Price. The Board of Directors elects the funds’ officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the funds’ directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past 5 Years and
Year Elected*	Directorships of Other Public Companies

Jeremiah E. Casey	Director, Allfirst Financial, Inc. (previously First Maryland Bankcorp)
(1940)	(1983 to 2002); Director, National Life Insurance (2001 to 2005);
2006	Director, The Rouse Company, real estate developers (1990 to 2004)

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004
(1945)	to present); Director, Vornado Real Estate Investment Trust (3/04
1997	to present); Director, Mercantile Bankshares (4/03 to present);
Member, Advisory Board, Deutsche Bank North America (2004 to
present); Director, Chairman of the Board, and Chief Executive
Officer, The Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm; Chairman, President, and Chief Executive Officer, The
2001	Haven Group, a custom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director,
(1938)	Canyon Resources Corp. and Golden Star Resources Ltd. (5/92 to
2001	present), and Pacific Rim Mining Corp. (2/02 to present)

Karen N. Horn	Managing Director and President, Global Private Client Services,
(1943)	Marsh Inc. (1999 to 2003); Managing Director and Head of
2003	International Private Banking, Bankers Trust (1996 to 1999); Director,
Georgia Pacific, Eli Lilly and Company, and Simon Property Group

Theo C. Rodgers	President, A&R Development Corporation
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company; Partner, Blackstone Real Estate Advisors, L.P.;
1997	Director, AMLI Residential Properties Trust

* Each independent director oversees 113 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]	Directorships of Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price and T. Rowe Price Group,
(1956)	Inc.; Chairman of the Board, Director, and President, T. Rowe Price
2006	Investment Services, Inc.; Chairman of the Board and Director,
[113]	T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services,
Inc., and T. Rowe Price Savings Bank; Director, T. Rowe Price Global
Asset Management Limited and T. Rowe Price Global Investment
Services Limited; Chief Executive Officer, Chairman of the Board,
Director, and President, T. Rowe Price Trust Company; Chairman of
the Board, all funds

Mary J. Miller, CFA	Director and Vice President, T. Rowe Price; Vice President, T. Rowe
(1955)	Price Group, Inc.; Vice President, T. Rowe Price Reserve Investment
2004	Funds
[37]

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Steven G. Brooks, CFA (1954)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, T. Rowe Price Reserve	Group, Inc.
Investment Funds

Brian E. Burns (1960)	Assistant Vice President, T. Rowe Price
Vice President, T. Rowe Price Reserve
Investment Funds

Joseph A. Carrier, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, T. Rowe Price Reserve	Group, Inc., T. Rowe Price Investment Services,
Investment Funds	Inc., and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, T. Rowe Price Reserve	Group, Inc., T. Rowe Price International, Inc.,
Investment Funds	and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, T. Rowe Price	T. Rowe Price; Vice President, T. Rowe Price
Reserve Investment Funds	Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, T. Rowe Price Reserve	Trust Company
Investment Funds

Terri L. Hett (1959)	Employee, T. Rowe Price
Assistant Vice President, T. Rowe Price
Reserve Investment Funds

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price
Vice President, T. Rowe Price Reserve	Investment Services, Inc., T. Rowe Price Services,
Investment Funds	Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, Inc., and
T. Rowe Price Retirement Plan Services, Inc.

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, T. Rowe Price Reserve	Group, Inc.
Investment Funds

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, T. Rowe Price Reserve	T. Rowe Price Investment Services, Inc.
Investment Funds

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, T. Rowe Price Reserve	Group, Inc.
Investment Funds

James M. McDonald (1949)	Vice President, T. Rowe Price, T. Rowe Price
President, T. Rowe Price Reserve	Group, Inc., and T. Rowe Price Trust Company
Investment Funds

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, T. Rowe Price Reserve
Investment Funds

Edward A. Wiese, CFA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, T. Rowe Price Reserve	Group, Inc., and T. Rowe Price Trust Company;
Investment Funds	Chief Investment Officer, Director, and Vice
President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Donald W. Dick Jr. qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Dick is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2006	2005
Audit Fees	$35,656	$23,693
Audit-Related Fees	3,160	2,697
Tax Fees	5,911	4,165
All Other Fees	300	613

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. Reclassification from tax fees to audit fees of fiscal 2005 amounts related to the auditing of tax disclosures within the registrant’s annual financial statements has been made in order to conform to fiscal 2006 presentation. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $883,000 and $785,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds. Preceding fiscal year amount reflects the reclassification of tax fees described in (a) – (d) above.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 18, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 18, 2006